Other taxes and royalties payable - Summary of other taxes and royalties payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Abstract [Abstract]
Royalties	$ 4,152	$ 4,539	$ 5,467
Tax withholdings payable	843	866	909
VAT	46	597
Turnover tax			139
Others	76	38
Total current	$ 5,117	$ 6,040	$ 6,515